UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $91,877 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     8772   128408 SH       SOLE                   128408        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     9809   258137 SH       SOLE                   258137        0        0
ACTUATE CORP                   COM              00508B102      815   232935 SH       SOLE                   232935        0        0
AMPCO-PITTSBURGH CORP          COM              032037103      771    29752 SH       SOLE                    29752        0        0
APPLIED MATLS INC              COM              038222105     7677   507386 SH       SOLE                   507386        0        0
CHINACAST EDU CORP             COM              16946T109      422   167637 SH       SOLE                   167637        0        0
COLGATE PALMOLIVE CO           COM              194162103     1260    16716 SH       SOLE                    16716        0        0
CULP INC                       COM              230215105     5115   864055 SH       SOLE                   864055        0        0
DST SYS INC DEL                COM              233326107     1305    23311 SH       SOLE                    23311        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     1429    15143 SH       SOLE                    15143        0        0
GEVITY HR INC                  COM              374393106      457    62750 SH       SOLE                    62750        0        0
HOME DEPOT INC                 COM              437076102      877    33873 SH       SOLE                    33873        0        0
JDA SOFTWARE GROUP INC         COM              46612K108    10391   683146 SH       SOLE                   683146        0        0
LAM RESEARCH CORP              COM              512807108     6601   209637 SH       SOLE                   209637        0        0
MAXIMUS INC                    COM              577933104     9113   247370 SH       SOLE                   247370        0        0
MEADOW VY CORP                 COM              583185103     2413   244997 SH       SOLE                   244997        0        0
MIDAS GROUP INC                COM              595626102     8169   593667 SH       SOLE                   593667        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     7546   625213 SH       SOLE                   625213        0        0
PROGRESS SOFTWARE CORP         COM              743312100      279    10735 SH       SOLE                    10735        0        0
QUANTUM CORP                   COM DSSG         747906204      395   376055 SH       SOLE                   376055        0        0
SYMANTEC CORP                  COM              871503108     1421    72560 SH       SOLE                    72560        0        0
TYLER TECHNOLOGIES INC         COM              902252105     6840   450900 SH       SOLE                   450900        0        0